PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2022	2021
Balance, beginning of the year	$497	$567
Additions	—	—
Disposals	(1)	(12)
Accretion	11	9
Changes in estimates	(185)	(60)
Foreign exchange	(8)	(7)
Balance, end of the year	$314	$497